Impairment charges on goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment of Goodwill [Abstract]
Goodwill impairment charges	$ 0	$ 40,277,000
Write-down corporate goodwill		$ 0